Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jan. 31, 2023		Jan. 31, 2022	Jan. 31, 2023		Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Income Statement [Abstract]
Net Loss	$ (6,860,880)	[1]	$ (9,907,420)	$ (14,922,278)	[1]	$ (19,716,045)	$ (34,179,634)	$ (45,167,731)
Foreign currency translation adjustments	(745,222)		383,376	(93,527)		252,983	326,320	(59,605)
Comprehensive Loss	$ (7,606,102)		$ (9,524,044)	$ (15,015,805)		$ (19,463,062)	$ (33,853,314)	$ (45,227,336)

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.